UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                       USAA HIGH-YIELD OPPORTUNITIES Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007

                                                                      (Form N-Q)

48448-1207                                  (C)2007, USAA.  All rights reserved.

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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (70.7%)

               CONSUMER DISCRETIONARY (20.6%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
$  2,250       Hanesbrands, Inc., Senior Notes              8.78%(a)     12/15/2014         $ 2,273
   1,000       Jostens IH Corp., Senior Subordinated
                    Notes                                   7.63         10/01/2012           1,035
               Kellwood Co.,
   3,000            Debentures                              7.63         10/15/2017           2,640
   3,750            Senior Notes                            7.88          7/15/2009           3,821
   2,000       Levi Strauss & Co., Senior Notes             9.75          1/15/2015           2,095
     600       Oxford Industries, Inc., Senior Notes        8.88          6/01/2011             606
   1,000       Quiksilver, Inc., Senior Notes               6.88          4/15/2015             936
                                                                                    ---------------
                                                                                             13,406
                                                                                    ---------------
               AUTO PARTS & EQUIPMENT (1.7%)
   2,000       Arvinmeritor, Inc., Senior Unsecured
                    Notes                                   8.13          9/15/2015           1,900
   2,000       Federal-Mogul Corp., Notes                   7.75          7/01/2008(b)        1,760
               Metaldyne Corp.,
   2,000            Senior Notes                           10.00         11/01/2013           1,890
   3,250            Senior Subordinated Notes(c)           11.00          6/15/2012           2,811
               Tenneco Automotive, Inc.,
   2,000            Senior Secured Notes, Series B         10.25          7/15/2013           2,170
     200            Senior Subordinated Notes               8.63         11/15/2014             205
   1,000       Titan International, Inc., Senior Notes      8.00          1/15/2012           1,008
                                                                                    ---------------
                                                                                             11,744
                                                                                    ---------------
               AUTOMOBILE MANUFACTURERS (0.3%)
   2,000       Daimler Chrysler Financial, Term Loan (d)    9.36(a)       8/03/2012           2,004
                                                                                    ---------------
               BROADCASTING & CABLE TV (6.4%)
   3,000       Canwest Mediaworks LP, Senior
                     Subordinated Notes (e)                 9.25          8/01/2015           3,053
               CCH I, LLC,
   5,000            Senior Secured Notes                   13.50          1/15/2014           4,662
   9,500            Senior Secured Notes                   11.00         10/01/2015           9,251
   1,000       CCO Holdings, LLC, Senior Notes              8.75         11/15/2013           1,000
   3,646       Charter Communications Holdings II,
                     Senior Notes                          10.25          9/15/2010           3,737
   2,000       Charter Communications Operating, LLC,
                     Senior Notes (e)                       8.00          4/30/2012           1,995
   6,980       Insight Communications, Inc., Senior
                     Discount Notes                        12.25          2/15/2011           7,242
   2,000       LBI Media, Inc., Senior Subordinated
                     Notes (e)                              8.50          8/01/2017           2,020
               Mediacom Broadband, LLC,
   1,000            Senior Notes                            7.88          2/15/2011             975
   6,000            Senior Notes                            8.50         10/15/2015           5,932
   1,000       Telesat Canada, Inc., Term Loan (f)          8.20          9/01/2014             993
   4,000       Univision Communications, Inc.(f), Term
                    Loan (d)                                7.61(a)       9/28/2014           3,797
                                                                                    ---------------
                                                                                             44,657
                                                                                    ---------------
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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
               CASINOS & GAMING (3.3%)
$  1,000       French Lick Resorts & Casinos, Notes (e)    10.75%         4/15/2014     $       788
   3,000       Inn of the Mountain Gods, Senior Notes      12.00         11/15/2010           3,187
   4,000       Jacobs Entertainment, Inc., Senior
                     Unsecured Notes                        9.75          6/15/2014           4,060
               MGM Mirage,
   1,000             Senior Notes                           5.88          2/27/2014             935
   1,000             Senior Notes                           7.63          1/15/2017           1,009
   1,860       Pokagon Gaming Auth., Senior Notes (e)      10.38          6/15/2014           2,069
   2,750       Shingle Springs Tribal Gaming Auth.,
                     Senior Notes                           9.38          6/15/2015           2,805
               Snoqualmie Entertainment Auth.,
   3,000             Senior Notes  (e)                      9.06(a)       2/01/2014           2,921
     500             Senior Notes  (e)                      9.13          2/01/2015             494
   2,000       Turning Stone Resort Casino, Senior Notes
                     (e)                                    9.13          9/15/2014           2,070
   4,000       Wimar Opco LLC Financial Corp., Senior
                     Subordinated Notes (e)                 9.63         12/15/2014           3,020
                                                                                        -----------
                                                                                             23,358
                                                                                        -----------
               CATALOG RETAIL (0.2%)
   1,500       Harry & David Operations Corp., Senior
                     Notes                                  9.00          3/01/2013           1,448
                                                                                        -----------
               DISTRIBUTORS (0.5%)
   3,000       KAR Holdings, Inc., Senior Notes (e)         8.75          5/01/2014           2,895
     998       KAR Holdings, Inc. (Adesa, Inc.), Term
                     Loan (d)                               7.57         10/18/2013             967
                                                                                        -----------
                                                                                              3,862
                                                                                        -----------
               HOME FURNISHINGS (0.4%)
     500       Interface, Inc., Senior Notes               10.38          2/01/2010             529
   2,000       Simmons Co., Senior Subordinated Notes       7.88          1/15/2014           1,930
                                                                                        -----------
                                                                                              2,459
                                                                                        -----------
               HOMEBUILDING (0.1%)
   1,000       William Lyon Homes, Inc., Senior Secured
                     Notes                                  7.63         12/15/2012             625
                                                                                        -----------
               HOUSEHOLD APPLIANCES (0.3%)
   2,000       Stanley Works Capital Trust I, Bonds         5.90                  -(i)        1,909
                                                                                        -----------
               HOUSEWARES & SPECIALTIES (0.2%)
   1,000       Ames True Temper Inc., Senior Notes          9.24 (a)      1/15/2012             960
     500       Jarden Corp., Senior Subordinated Notes      7.50          5/01/2017             476
                                                                                        -----------
                                                                                              1,436
                                                                                        -----------
               LEISURE FACILITIES (0.9%)
   2,500       Six Flags, Inc., Senior Notes (c)            8.88          2/01/2010           2,140
   4,475       Town Sports International Holdings, Inc.,
                     Senior Discount Notes, 11.00%,
                     2/01/2009                             10.23 (g)      2/01/2014           4,313
                                                                                        -----------
                                                                                              6,453
                                                                                        -----------
               LEISURE PRODUCTS (0.1%)
   1,000       Riddell Bell Holdings, Inc., Senior
                     Subordinated Notes                     8.38         10/01/2012             975
                                                                                        -----------
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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (0.4%)
$  3,000       Cinemark, Inc., Senior Discount Notes,
                     9.75%, 3/15/2009                       8.90%(g)      3/15/2014     $     2,850
                                                                                        -----------
               PUBLISHING (2.9%)
   4,000       American Media Operations, Inc., Senior
                     Subordinated Notes, Series B (c)      10.25          5/01/2009           3,850
   4,000       Idearc, Inc., Senior Notes                   8.00         11/15/2016           4,030
   2,000       Network Communications, Inc., Senior
                     Notes                                 10.75         12/01/2013           2,095
   2,000       Quebecor Media, Inc., Senior Notes           7.75          3/15/2016           1,980
   5,000       R.H. Donnelley Corp., Senior Discounted
                     Notes, Series A-1                      6.88          1/15/2013           4,725
   4,000       Readers Digest Association, Inc., Senior
                     Subordinated Notes (e)                 9.00          2/15/2017           3,530
                                                                                        -----------
                                                                                             20,210
                                                                                        -----------
               RESTAURANTS (0.3%)
   2,000       Landry's Restaurants, Inc., Senior Notes     9.50         12/15/2014           2,013
                                                                                        -----------
               SPECIALIZED CONSUMER SERVICES (0.3%)
   2,100       Service Corp. International, Senior
                     Notes                                  7.63         10/01/2018           2,181
                                                                                        -----------
               TIRES & RUBBER (0.4%)
   2,925       Goodyear Tire & Rubber Co., Senior
                     Secured Notes                         11.25          3/01/2011           3,137
                                                                                        -----------
               Total Consumer Discretionary                                                 144,727
                                                                                        -----------

               CONSUMER STAPLES (4.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
   3,000       Southern States Cooperative, Inc., Senior
                     Notes (e)                             11.00         11/01/2010           3,135
                                                                                        -----------
               DISTILLERS & VINTNERS (0.6%)
               Constellation Brands, Inc.,
   2,000            Senior Notes                            7.25          9/01/2016           2,019
   2,000            Senior Notes(e)                         7.25          5/15/2017           2,007
                                                                                        -----------
                                                                                              4,026
                                                                                        -----------
               DRUG RETAIL (0.2%)
   1,500       Rite Aid Corp., Senior Secured Notes         8.13          5/01/2010           1,517
                                                                                        -----------
               HOUSEHOLD PRODUCTS (0.5%)
   3,650       JohnsonDiversey Holdings Inc., Senior
                     Discount Notes                        10.67          5/15/2013           3,805
                                                                                        -----------
               PACKAGED FOODS & MEAT (2.0%)
               Del Monte Corp.,
   1,500            Senior Subordinated Notes               8.63         12/15/2012           1,536
     500            Senior Subordinated Notes               6.75          2/15/2015             486
   3,000       Michael Foods, Inc., Senior Subordinated
                     Notes                                  8.00         11/15/2013           3,015
   8,000       Pilgrim's Pride Corp., Senior
                     Subordinated Notes (c)                 8.38          5/01/2017           8,040

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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$  1,175       Reddy Ice Holdings, Inc., Senior Discount
                     Notes, 10.50%, 11/01/2008               9.19%(g)   11/01/2012      $      1,128
                                                                                        ------------
                                                                                              14,205
                                                                                        ------------
               PERSONAL PRODUCTS (0.5%)
   1,100       Chattem, Inc., Senior Subordinated Notes      7.00        3/01/2014             1,092
   1,750       Del Laboratories, Inc., Senior
                     Subordinated Notes                      8.00        2/01/2012             1,695
     750       Elizabeth Arden, Inc., Senior
                     Subordinated Notes                      7.75        1/15/2014               752
                                                                                        ------------
                                                                                               3,539
                                                                                        ------------
               Total Consumer Staples                                                         30,227
                                                                                        ------------

               ENERGY (6.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.5%)
               Peabody Energy Corp.,
     500            Senior Notes                             5.88        4/15/2016               478
     500            Senior Notes                             7.38       11/01/2016               524
   2,000            Senior Notes                             7.88       11/01/2026             2,120
     500            Senior Notes, Series B                   6.88        3/15/2013               506
                                                                                        ------------
                                                                                               3,628
                                                                                        ------------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
   2,000       Basic Energy Services, Inc., Senior
                     Notes                                   7.13        4/15/2016             1,935
   3,700       Seitel, Inc., Senior Notes                    9.75        2/15/2014             3,459
                                                                                        ------------
                                                                                               5,394
                                                                                        ------------
               OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   2,000       Berry Petroleum Co., Senior Subordinated
                     Notes                                   8.25       11/01/2016             2,040
     500       Calfrac Holdings, LP, Senior Notes (e)        7.75        2/15/2015               489
   3,000       Chaparral Energy, Inc., Senior Notes          8.50       12/01/2015             2,827
   2,000       Cimarex Energy Co., Senior Notes              7.13        5/01/2017             2,008
               Energy Partners Ltd.,
     500             Senior Notes  (e)                      10.37(a)     4/15/2013               503
   3,500             Senior Notes  (e)                       9.75        4/15/2014             3,447
   2,000       Southwestern Energy Co., MTN                  7.63        5/01/2027             2,079
                                                                                        ------------
                                                                                              13,393
                                                                                        ------------
               OIL & GAS REFINING & MARKETING (0.7%)
   2,133       Amerigas Partners, LP, Senior Unsecured
                     Notes, Series B                         7.25        5/20/2015             2,112
   2,980       MarkWest Energy Partners LP, Notes,
                     Series B                                8.50        7/15/2016             2,998
                                                                                        ------------
                                                                                               5,110
                                                                                        ------------
               OIL & GAS STORAGE & TRANSPORTATION (2.1%)
   4,000       Enterprise Products Operations, LP,
                     Junior Subordinated Notes               8.38        8/01/2066             4,170
     500       Overseas Shipholding Group, Inc., Senior
                     Notes                                   8.25        3/15/2013               519
   2,000       Sabine Pass LNG, LP, Senior Secured
                     Notes                                   7.25       11/30/2013             1,970
   2,000       Targa Resources, Inc., Senior Notes (e)       8.50       11/01/2013             2,020
   2,000       Tennessee Gas Pipeline Co., Debentures       7.00        10/15/2028             2,026

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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   3,000      TEPPCO Partners, LP, Junior Subordinated
                     Notes                                   7.00%       6/01/2067      $      2,718
      500      Transcontinental Gas Pipeline Corp.,
                     Senior Notes, Series B                  8.88        7/15/2012               566
               Williams Partners LP Finance Corp.,
      500            Senior Notes                            7.50        6/15/2011               524
      250            Senior Notes                            7.25        2/01/2017               260
                                                                                        ------------
                                                                                              14,773
                                                                                        ------------
               Total Energy                                                                   42,298
                                                                                        ------------

               FINANCIALS (10.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,000      Nuveen Investments, Inc.(h), Senior Notes
                     (e)                                    10.50       11/15/2015             1,000
                                                                                        ------------
               CONSUMER FINANCE (2.3%)
    6,000      Ford Motor Credit Co., Notes                  9.69(a)     4/15/2012             6,091
    2,000      Ford Motor Credit Co. LLC, Notes              7.00       10/01/2013             1,797
               General Motors Acceptance Corp.,
    2,000            Notes                                   6.88        8/28/2012             1,805
    4,000            Notes                                   6.75       12/01/2014             3,549
    3,000      SLM Corp., MTN                                4.50        7/26/2010             2,812
                                                                                        ------------
                                                                                              16,054
                                                                                        ------------
               LIFE & HEALTH INSURANCE (0.9%)
    1,000      Americo Life, Inc., Senior Notes (e)          7.88        5/01/2013             1,033
    2,000      Great-West Life & Annuity Insurance Co.,
                     Bonds (e)                               7.15        5/16/2046             2,046
    1,000      Lincoln National Corp., Bonds                 7.00        5/17/2066             1,029
    2,000      StanCorp Financial Group, Inc., Notes         6.90        5/29/2067             1,933
                                                                                        ------------
                                                                                               6,041
                                                                                        ------------
               MULTI-LINE INSURANCE (1.4%)
    3,780      AFC Capital Trust I, Guaranteed Notes,
                     Series B                                8.21        2/03/2027             3,799
    1,000      Farmers Exchange Capital, Surplus Notes
                     (e)                                     7.05        7/15/2028             1,019
    1,700      Farmers Insurance Exchange, Surplus Notes
                     (e)                                     8.63        5/01/2024             1,962
    2,000      Oil Casualty Insurance Ltd., Subordinated
                     Debentures (e)                          8.00        9/15/2034             1,995
    1,000      Oil Insurance Ltd., Notes (e)                 7.56                -(i)          1,031
                                                                                        ------------
                                                                                               9,806
                                                                                        ------------
               MULTI-SECTOR HOLDINGS (2.3%)
               Leucadia National Corp.,
    4,250            Senior Notes                            7.00        8/15/2013             4,165
    2,000            Senior Notes                            7.13        3/15/2017             1,890
    9,775            Senior Subordinated Notes               8.65        1/15/2027            10,166
                                                                                        ------------
                                                                                              16,221
                                                                                        ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000      AgFirst Farm Credit Bank, Subordinated
                     Notes                                   6.59        6/29/2049             2,022
                                                                                        ------------
               PROPERTY & CASUALTY INSURANCE (1.6%)
    2,000      First American Capital Trust I,
                     Cumulative Trust Preferred
                     Securities, Subordinated
                     Debentures                              8.50        4/15/2012             2,208
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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   1,500      Kingsway America, Inc., Senior Notes          7.50%       2/01/2014      $      1,528
    2,000      Liberty Mutual Group, Inc., Junior
                    Subordinated Notes (e)                   7.00        3/15/2037             1,883
    2,000      Security Capital Assurance Ltd., Bonds
                     (e)                                     6.88                -(i)          1,762
    2,000      XL Capital Ltd., Notes, Series E              6.50                -(i)          1,861
    2,000      Zenith National Insurance Capital Trust,
                     Guaranteed Notes (e),(f)                8.55        8/01/2028             1,980
                                                                                        ------------
                                                                                              11,222
                                                                                        ------------
               REGIONAL BANKS (1.0%)
    3,000      CBG Florida REIT Corp., Notes (e)             7.11        2/15/2049             2,908
    2,000      Huntington Capital III, Junior
                     Subordinated Notes                      6.65        5/15/2037             1,880
    2,000      Webster Capital Trust IV, Junior
                     Subordinated Notes                      7.65        6/15/2037             1,987
                                                                                        ------------
                                                                                               6,775
                                                                                        ------------
               SPECIALIZED FINANCE (0.3%)
    1,000      Financial Security Assurance Holdings
                     Ltd., Junior Subordinated Notes (e)     6.40       12/15/2066               905
    1,000      Petroplus Finance Ltd., Senior Notes (e)      7.00        5/01/2017               960
                                                                                        ------------
                                                                                               1,865
                                                                                        ------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
    2,000      Countrywide Home Loans, Inc., MTN, Series
                     M                                       4.13        9/15/2009            1,749
    2,000      Washington Mutual Preferred Funding Trust
                     IV, Junior Subordinated Notes (e)       9.75                -(i)          1,983
                                                                                        ------------
                                                                                               3,732
                                                                                        ------------
               Total Financials                                                               74,738
                                                                                        ------------
               HEALTH CARE (5.5%)
               ------------------
               HEALTH CARE EQUIPMENT (0.5%)
    1,000      Medquest, Inc., Senior Subordinated
                     Notes, Series B                        11.88        8/15/2012             1,027
    2,500      Universal Hospital Services, Inc., Senior
                     Secured Notes (e)                       8.76(a)     6/01/2015             2,450
                                                                                        ------------
                                                                                               3,477
                                                                                        ------------
               HEALTH CARE FACILITIES (3.2%)
               Community Health Systems, Inc.,
    2,000            Senior Notes  (e)                       8.88        7/15/2015             2,038
    2,000            Term Loan  (d)                          7.57(a)     7/24/2014             1,960
               HCA, Inc.,
    2,000            Secured Notes  (e)                      9.13       11/15/2014             2,085
    2,000            Secured Notes  (e)                      9.25       11/15/2016             2,118
    3,000      HealthSouth Corp., Senior Notes              10.75        6/15/2016             3,187
    2,000      IASIS Healthcare, LLC, Senior
                     Subordinated Notes                      8.75        6/15/2014             2,035
    3,000      Select Medical Corp., Senior Subordinated
                     Notes                                   7.63        2/01/2015             2,692
      250      Sun Healthcare Group, Inc., Senior Notes      9.13        4/15/2015               258
               Tenet Healthcare Corp.,
    4,000            Senior Notes                            6.38       12/01/2011             3,520
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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   2,000            Senior Notes                            6.50%       6/01/2012      $      1,715
    1,000      Vanguard Health Holding Co. II, LLC,
                     Senior Subordinated Notes               9.00       10/01/2014               980
                                                                                        ------------
                                                                                              22,588
                                                                                        ------------
               HEALTH CARE SERVICES (1.3%)
    2,000      Alliance Imaging, Inc., Senior
                     Subordinated Notes                      7.25       12/15/2012             1,940
    2,250      AMR Holdco, Inc., Senior Subordinated
                     Notes                                  10.00        2/15/2015             2,413
      500      Omnicare, Inc., Senior Subordinated
                     Notes                                   6.88       12/15/2015               483
    2,000      Psychiatric Solutions, Inc., Senior
                     Subordinated Notes                      7.75        7/15/2015             2,045
    2,000      US Oncology, Inc., Senior Subordinated
                     Notes                                  10.75        8/15/2014             2,090
                                                                                        ------------
                                                                                               8,971
                                                                                        ------------
               HEALTH CARE SUPPLIES (0.1%)
      250      Bausch & Lomb, Inc., Senior Notes (e)         9.88       11/01/2015               259
                                                                                        ------------
               PHARMACEUTICALS (0.4%)
    2,761      Warner Chilcott Corp., Senior
                     Subordinated Notes                      8.75        2/01/2015            2,865
                                                                                        ------------
               Total Health Care                                                              38,160
                                                                                        ------------

               INDUSTRIALS (9.0%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
    3,000      DRS Technologies, Inc., Senior
                     Subordinated Notes                      6.88       11/01/2013             3,022
      250      Hawker Beechcraft Acquisition, Senior
                     Notes                                   8.50        4/01/2015               256
                                                                                        ------------
                                                                                               3,278
                                                                                        ------------
               AIR FREIGHT & LOGISTICS (0.6%)
    4,985      Park Ohio Industries, Inc., Senior
                     Subordinated Notes                      8.38       11/15/2014             4,661
                                                                                        ------------
               AIRLINES (0.6%)
    4,000      Continental Airlines, Inc., Notes             8.75       12/01/2011             3,960
                                                                                        ------------
               BUILDING PRODUCTS (1.0%)
    2,000      Building Materials Corp. of America,
                     Senior Notes                            7.75        8/01/2014             1,730
               Esco Corp.,
      250            Senior Notes  (e)                       8.63       12/15/2013               256
    2,000            Senior Notes  (e)                       9.57(a)    12/15/2013             2,000
    2,500      Nortek, Inc., Senior Subordinated Notes       8.50        9/01/2014             2,225
    1,000      USG Corp., Notes                              6.30       11/15/2016               916
                                                                                        ------------
                                                                                               7,127
                                                                                        ------------
               COMMERCIAL PRINTING (1.1%)
    5,000      Deluxe Corp., Senior Notes                    5.00       12/15/2012             4,512
               Harland Clarke Holdings Corp.,
    2,000            Senior Notes                            9.50        5/15/2015             1,835
    2,000            Senior Notes                           10.31(a)     5/15/2015             1,820
                                                                                        ------------
                                                                                               8,167
                                                                                        ------------

8

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                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
$   4,000      Case Corp., Notes                             7.25%       1/15/2016      $      4,190
    2,300      Manitowoc Co., Inc., Senior Notes             7.13       11/01/2013             2,289
    1,000      Terex Corp., Senior Subordinated Notes        7.38        1/15/2014             1,011
                                                                                        ------------
                                                                                               7,490
                                                                                        ------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.6%)
    3,000      ARAMARK Corp., Senior Notes                   8.50        2/01/2015             3,060
    1,000      Education Management, LLC, Senior Notes       8.75        6/01/2014             1,040
    1,000      Geo Group, Inc., Senior Notes                 8.25        7/15/2013             1,020
    1,500      Knowledge Learning Corp., Senior
                     Subordinated Notes (e)                  7.75        2/01/2015             1,455
      600      Mac-Gray Corp., Senior Notes                  7.63        8/15/2015               606
    4,030      Mobile Services Group, Inc., Senior Notes
                     (e)                                     9.75        8/01/2014             4,030
                                                                                        ------------
                                                                                              11,211
                                                                                        ------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      500      Baldor Electric Co., Senior Notes             8.63        2/15/2017               525
      500      General Cable Corp., Senior Notes             7.13        4/01/2017               503
      689      UCAR Finance, Inc., Senior Notes             10.25        2/15/2012               723
                                                                                        ------------
                                                                                               1,751
                                                                                        ------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
               Allied Waste North America, Inc.,
    1,000            Senior Notes                            7.88        4/15/2013             1,045
    2,000            Senior Notes                            6.88        6/01/2017             1,980
    1,000            Senior Notes, Series B                  7.25        3/15/2015             1,023
                                                                                        ------------
                                                                                               4,048
                                                                                        ------------
               HIGHWAYS & RAILTRACKS (0.3%)
    2,100      American Railcar Industries, Inc., Senior
                     Notes                                   7.50        3/01/2014             2,090
                                                                                        ------------
               INDUSTRIAL MACHINERY (0.1%)
      500      Mueller Water Products, Inc., Senior
                     Notes                                   7.38        6/01/2017               471
                                                                                        ------------
               TRADING COMPANIES & DISTRIBUTORS (0.6%)
    4,000      United Rentals North America, Inc.,
                     Senior Notes (f)                        6.50        2/15/2012             4,147
                                                                                        ------------
               TRUCKING (0.7%)
    3,000      Avis Budget Car Rental LLC, Senior Notes      7.63        5/15/2014             2,962
    2,000      RSC Equipment Rental Corp., Senior Notes      9.50       12/01/2014             1,930
                                                                                        ------------
                                                                                               4,892
                                                                                        ------------
               Total Industrials                                                              63,293
                                                                                        ------------

               INFORMATION TECHNOLOGY (3.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.8%)
    9,000      Iron Mountain, Inc., Senior Subordinated
                     Notes                                   7.75        1/15/2015             9,135
               SunGard Data Systems, Inc.,
    2,000            Senior Notes                            3.75        1/15/2009             1,950
    8,000            Senior Subordinated Notes              10.25        8/15/2015             8,440
                                                                                        ------------
                                                                                              19,525
                                                                                        ------------

                                                                               9

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                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
$   1,750      Itron, Inc., Senior Subordinated Notes        7.75%       5/15/2012      $      1,750
                                                                                        ------------
               SYSTEMS SOFTWARE (0.0%)
      250      Alion Science and Technology, Senior
                     Unsecured Notes                        10.25        2/01/2015               234
                                                                                        ------------
               Total Information Technology                                                   21,509
                                                                                        ------------

               MATERIALS (5.4%)
               ----------------
               COMMODITY CHEMICALS (1.0%)
    2,000      Arco Chemical Co., Debentures                 9.80        2/01/2020             1,970
      429      Equistar Chemical Co., Senior Unsecured
                     Notes                                  10.63        5/01/2011               449
               Lyondell Chemical Co.,
    1,500            Senior Unsecured Notes                  8.00        9/15/2014             1,671
    1,500            Senior Unsecured Notes                  8.25        9/15/2016             1,714
      995            Term Loan(d)                            6.63(a)     8/16/2013               991
                                                                                        ------------
                                                                                               6,795
                                                                                        ------------
               CONSTRUCTION MATERIALS (0.1%)
    1,000      Panolam Industries International, Inc.,
                     Senior Subordinated Notes (e)          10.75       10/01/2013               946
                                                                                        ------------
               DIVERSIFIED CHEMICALS (0.6%)
               Huntsman International, LLC,
      500            Senior Subordinated Notes               7.88       11/15/2014               540
    3,500            Senior Subordinated Notes               7.38        1/01/2015             3,710
                                                                                        ------------
                                                                                               4,250
                                                                                        ------------
               DIVERSIFIED METALS & MINING (0.3%)
               Freeport-McMoRan Copper and Gold Inc.,
    1,000            Senior Notes                            8.25        4/01/2015             1,088
    1,000            Senior Notes                            8.38        4/01/2017             1,100
                                                                                        ------------
                                                                                               2,188
                                                                                        ------------
               METAL & GLASS CONTAINERS (0.9%)
    3,000      Crown Americas, LLC, Senior Notes             7.75       11/15/2015             3,101
    2,000      Graham Packaging Co., LP, Senior Notes        8.50       10/15/2012             1,997
    1,000      Owens Brockway Glass Container, Inc.,
                     Senior Notes                            6.75       12/01/2014             1,008
      500      Pliant Corp., Senior Secured Notes           11.13        9/01/2009               435
                                                                                        ------------
                                                                                               6,541
                                                                                        ------------
               PAPER PACKAGING (0.9%)
      250      Graphic Packaging Corp., Senior
                     Subordinated Notes                      8.63        2/15/2012               253
    2,000      Graphic Packaging International, Inc.,
                     Senior Subordinated Notes               9.50        8/15/2013             2,105
    4,000      Jefferson Smurfit Corp., Senior Notes         8.25       10/01/2012             4,010
                                                                                        ------------
                                                                                               6,368
                                                                                        ------------
               PAPER PRODUCTS (0.3%)
    1,000      Boise Cascade, LLC, Senior Subordinated
                     Notes                                   7.13       10/15/2014               990

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   1,000      NewPage Corp., Senior Secured Notes,
                     Series A                               10.00%       5/01/2012      $      1,060
                                                                                        ------------
                                                                                               2,050
                                                                                        ------------
               SPECIALTY CHEMICALS (0.7%)
    2,000      Momentive Performance Materials, Inc.,
                     Senior Notes (e)                        9.75       12/01/2014             1,955
    1,000      Nalco Co., Senior Subordinated Notes          8.88       11/15/2013             1,060
    2,000      Rockwood Specialties Group, Inc., Senior
                     Subordinated Notes                      7.50       11/15/2014             2,025
                                                                                        ------------
                                                                                               5,040
                                                                                        ------------
               STEEL (0.6%)
    2,500      AK Steel Holding Corp., Senior Notes          7.75        6/15/2012             2,550
    1,250      Metals USA, Inc., Senior Secured Notes       11.13       12/01/2015             1,338
                                                                                        ------------
                                                                                               3,888
                                                                                        ------------
               Total Materials                                                                38,066
                                                                                        ------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    2,000      Hawaiian Telcom Communications, Inc.,
                     Senior Notes, Series B                 12.50        5/01/2015             2,197
    5,000      Qwest Capital Funding, Inc., Notes            7.25        2/15/2011             5,075
      667      Qwest Communications International, Inc.,
                     Senior Notes                            9.06(a)     2/15/2009               680
    1,000      Windstream Corp., Senior Notes                7.00        3/15/2019               995
                                                                                        ------------
                                                                                               8,947
                                                                                        ------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,000      Alltel Corp., Senior Notes                    7.00        7/01/2012             1,807
                                                                                        ------------
               Total Telecommunication Services                                               10,754
                                                                                        ------------

               UTILITIES (4.6%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
    3,315      Comed Financing II, Notes, Series B           8.50        1/15/2027             3,354
      500      Edison Mission Energy, Senior Notes (e)       7.00        5/15/2017               494
      839      FPL Energy National Wind Portfolio, LLC,
                     Senior Secured Bonds (e)                6.13        3/25/2019               820
      712      FPL Energy Wind Funding, LLC, Notes (e)       6.88        6/27/2017               717
    2,000      FPL Group Capital, Inc., Junior
                     Subordinated Notes, Series D            7.30        9/01/2067             2,093
    4,000      PPL Capital Funding, Inc., Junior                                               2,866
                     Guaranteed Subordinated Notes,
                     Series A                                6.70        3/30/2067             3,866
      697      Sierra Pacific Resources, Senior Notes        8.63        3/15/2014               741
    3,000      Texas Competitive Electric Holdings, LLC,
                     Senior Notes (e)                       10.25       11/01/2015             3,034
    1,000      Texas Energy Future Holdings, LP, Term
                     Loan (d),(h)                            8.40       10/10/2014             1,000
    2,000      Texas Energy Future TXU, Term Loan
                     (d),(h)                                 8.40       10/10/2014             2,002
                                                                                        ------------
                                                                                              18,121
                                                                                        ------------

                                                                              11

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                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               GAS UTILITIES (0.1%)
$     500      Southern Star Central Corp., Senior
                     Notes                                   6.75%       3/01/2016      $        477
                                                                                        ------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
    2,000      Dynegy Holdings, Inc., Senior Unsecured
                     Notes                                   8.38        5/01/2016             2,015
    4,000      Mirant Corp., Senior Notes                    8.30        5/01/2011             4,075
               NRG Energy, Inc.,
    1,000            Senior Notes                            7.38        2/01/2016             1,007
    1,000            Senior Notes                            7.38        1/15/2017             1,005
                                                                                        ------------
                                                                                               8,102
                                                                                        ------------
               MULTI-UTILITIES (0.8%)
    4,000      Puget Sound Energy, Inc., Junior
                     Subordinated Notes, Series A            6.97        6/01/2067             3,782
    1,594      Tenaska Oklahoma, LP, Senior Secured
                     Notes (e)                               6.53       12/30/2014             1,607
                                                                                        ------------
                                                                                               5,389
                                                                                        ------------
               Total Utilities                                                                32,089
                                                                                        ------------
               Total Corporate Obligations (cost: $499,796)                                  495,861
                                                                                        ------------

               EURODOLLAR AND YANKEE OBLIGATIONS (15.1%)

               CONSUMER DISCRETIONARY (0.7%)
               -----------------------------
               BROADCASTING & CABLE TV (0.7%)
               NTL Cable plc,
    2,000            Senior Notes                            8.75        4/15/2014             2,080
    1,500            Senior Notes                            9.75        4/15/2014             3,142
                                                                                        ------------
                                                                                               5,222
                                                                                        ------------
               Total Consumer Discretionary                                                    5,222
                                                                                        ------------

               ENERGY (0.9%)
               -------------
               OIL & GAS DRILLING (0.1%)
      678      Delek & Avner-Yam Tethys Ltd., Secured
                     Notes (e)                               5.33        8/01/2013               677
                                                                                        ------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,800      Compagnie Generale de Geophysique, Senior
                     Notes                                   7.50        5/15/2015             2,888
                                                                                        -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,000      Compton Petroleum Finance Corp., Senior
                     Notes                                   7.63       12/01/2013             2,891
                                                                                        ------------
               Total Energy                                                                    6,456
                                                                                        ------------
               FINANCIALS (5.2%)
               -----------------
               DIVERSIFIED BANKS (1.2%)
    2,000      Landsbanki Islands HF, Junior
                     Subordinated Notes (e)                  7.43                -(i)          1,971
    1,415      MUFG Capital Finance 1 Ltd., Guaranteed
                     Preferred Bonds                         6.35                -(i)          1,351

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                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   2,000      Standard Chartered plc, Subordinated
                     Notes (e)                               6.41%               -(i)   $      1,902
    1,000      Sumitomo Mitsui Financial Group Preferred
                     Capital, Bonds (e)                      6.08                -(i)            940
    2,000      UFJ Finance Aruba AEC, Notes                  8.75                -(i)          2,063
                                                                                        ------------
                                                                                               8,227
                                                                                        ------------
               LIFE & HEALTH INSURANCE (0.5%)
    4,000      AXA S.A., Subordinated Notes (e)              6.46                -(i)          3,726
                                                                                        ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000      ZFS Finance USA Trust II, Bonds (e)           6.45       12/15/2065             1,927
                                                                                        ------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
    1,000      Allied World Assurance Holdings Ltd.,
                     Senior Notes                            7.50        8/01/2016             1,066
    3,000       Catlin Insurance Co. Ltd., Notes (e)         7.25                -(i)          2,836
                                                                                        ------------
                                                                                               3,902
                                                                                        ------------
               REINSURANCE (2.6%)
    4,000      Max USA Holdings, Ltd., Guaranteed Senior
                     Notes (e)                               7.20        4/14/2017             3,926
    3,000      Montpelier Re Holdings Ltd., Senior
                     Notes                                   6.13        8/15/2013             2,991
    2,000      Platinum Underwriters Finance, Inc.,
                     Notes, Series B                         7.50        6/01/2017             2,137
    9,848      PXRE Capital Trust I, Pass-Through
                     Certificates                            8.85        2/01/2027             9,528
                                                                                        ------------
                                                                                              18,582
                                                                                        ------------
               Total Financials                                                               36,364
                                                                                        ------------
               INDUSTRIALS (2.3%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
    2,000      Bombardier, Inc., Unsecured Notes (e)         6.75        5/01/2012             2,035
                                                                                        ------------
               MARINE (0.7%)
    3,550      Navios Maritime Holdings, Inc., Senior
                     Notes                                   9.50       12/15/2014             3,767
    1,000      Stena AB, Senior Notes                        7.00       12/01/2016               998
                                                                                        ------------
                                                                                               4,765
                                                                                        ------------
               RAILROADS (1.3%)
               Kansas City Southern de Mexico, S.A. de
                     C.V.,
    8,000            Senior Notes  (f)                       9.38        5/01/2012             8,520
      500            Senior Notes  (e)                       7.38        6/01/2014               513
                                                                                        ------------
                                                                                               9,033
                                                                                        ------------
               Total Industrials                                                              15,833
                                                                                        ------------


               INFORMATION TECHNOLOGY (0.8%)
               -----------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    2,250      Sensata Technologies B V, Senior
                     Subordinated Notes                      9.00        5/01/2016             3,145
                                                                                        ------------
               SEMICONDUCTORS (0.3%)
    1,750      New Asat Finance Ltd., Senior Notes           9.25        2/01/2011             1,418

                                                                              13

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                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   1,000      NXP B.V./NXP Funding, LLC, Senior Secured
                     Notes                                   7.88%      10/15/2014      $        980
                                                                                        ------------
                                                                                               2,398
                                                                                        ------------
               Total Information Technology                                                    5,543
                                                                                        ------------

               MATERIALS (3.2%)
               ----------------
               ALUMINUM (0.1%)
    1,000      Novelis, Inc., Senior Notes                   7.25        2/15/2015               965
                                                                                        ------------
               DIVERSIFIED CHEMICALS (0.7%)
    5,000      INEOS Group Holdings plc, Notes (c),(e)       8.50        2/15/2016             4,775
                                                                                        ------------
               DIVERSIFIED METALS & MINING (0.2%)
    1,000      Glencore Funding, LLC, Notes (e)              6.00        4/15/2014             1,005
                                                                                        ------------
               FOREST PRODUCTS (0.3%)
    3,500      Ainsworth Lumber Co. Ltd., Senior Notes
                     (c)                                     7.25       10/01/2012             2,362
                                                                                        ------------
               PAPER PACKAGING (0.4%)
    3,000      JSG Funding plc, Senior Subordinated
                     Notes                                   7.75        4/01/2015             2,970
                                                                                        ------------
               PAPER PRODUCTS (1.1%)
    4,000      Abitibi-Consolidated Co. of Canada,
                     Notes                                   6.00        6/20/2013             2,955
    2,098      Cascades, Inc., Senior Notes                  7.25        2/15/2013             2,046
    3,000      Domtar, Inc., Notes                           5.38       12/01/2013             2,745
                                                                                        ------------
                                                                                               7,746
                                                                                        ------------
               SPECIALTY CHEMICALS (0.4%)
    3,000      Nell AF S.a.r.l.,  Senior Notes (e)           8.38        8/15/2015             2,749
                                                                                        ------------
               Total Materials                                                                22,572
                                                                                        ------------

               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (2.0%)
               Intelsat Bermuda Ltd.,
      250            Senior Notes                            8.89(a)     1/15/2015               257
   10,000            Senior Notes                           11.25        6/15/2016            10,825
                     Senior Unsecured Guaranteed Term
      500            Loan  (d)                               7.86(a)     2/01/2014               495
    2,150       Intelsat Ltd., Senior Notes                  5.25       11/01/2008             2,131
                                                                                        ------------
                                                                                              13,708
                                                                                        ------------
               Total Telecommunication Services                                               13,708
                                                                                        ------------
               Total Eurodollar and Yankee Obligations (cost: $106,717)                      105,698
                                                                                        ------------

               ASSET-BACKED SECURITIES (2.7%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               FOOD RETAIL (0.6%)
    4,455      Ahold Lease USA, Inc., Pass-Through
                     Certificates, Series 2001, Class
                     A-1 (f)                                 7.82        1/02/2020             4,727
                                                                                        ------------

14

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               FINANCIALS (0.1%)
               -----------------
               ASSET-BACKED FINANCING (0.1%)
$     498      Airport Airplanes, Pass-Through
                     Certificates, Series 1R, Class A8,
                     EETC                                   5.47%(a)     3/15/2019      $        473
                                                                                        ------------

               INDUSTRIALS (2.0%)
               ------------------
               AIRLINES (2.0%)
               America West Airlines, Inc., Pass-Through
                     Certificates,
    1,416            Series 1998-1, Class A, EETC            6.87        1/02/2017             1,422
      674            Series 1998-1, Class B                  7.12        1/02/2017               648
    2,000      American Airlines, Inc., Pass-Through
                     Certificates, Series 2001-1, Class
                     A-2, EETC                               6.82        5/23/2011             1,945
               Continental Airlines, Inc., Pass-Through
                     Certificates,
      430            Series 2000-1, Class C-1                8.50        5/01/2011               434
      517            Series 2001-1, Class C                  7.03        6/15/2011               504
               United Airlines, Pass-Through Certificates,
    6,076            Series 2000-1  (f)                      8.03        7/01/2011             7,047
    1,867            Series 2000-1, Class A-1                7.78        1/01/2014             1,893
                                                                                        ------------
                                                                                              13,893
                                                                                        ------------
               Total Industrials                                                              13,893
                                                                                        ------------
               Total Asset-Backed Securities (cost: $16,598)                                  19,093
                                                                                        ------------

               COMMERCIAL MORTGAGE SECURITIES (0.3%)

               FINANCIALS (0.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    1,963      Banc of America Commercial Mortgage,
                     Inc., Commercial Mortgage
                     Pass-Through Certificates, Series
                     2005-6 (e)                              6.14(a)     9/10/2047             1,874
                                                                                        ------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   7,256       Credit Suisse First Boston Corp., Series
                     1998-C1, Class AX (acquired
                     6/13/2003; cost: $353) (j)              0.98(a)     5/17/2040               153
                                                                                        ------------
               Total Financials                                                                2,027
                                                                                        ------------
               Total Commercial Mortgage Securities (cost: $2,002)                             2,027
                                                                                        ------------

               MUNICIPAL BONDS (0.9%)
               CASINOS & GAMING (0.7%)
    4,750      Seneca Nation of Indians Capital
                     Improvements Auth., NY, Bonds,
                     Series 2007-B                           6.75       12/01/2013             4,740
                                                                                        ------------

                                                                              15

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
   AMOUNT                                                  COUPON                              VALUE
    (000)      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
$   2,000      Erie County, NY Tobacco Asset
                     Securitization Corp. RB, Series
                     2005E                                   6.00%       6/01/2028      $      1,885
                                                                                        ------------
               Total Municipal Bonds (cost: $6,683)                                            6,625
                                                                                        ------------

   NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (6.9%)

               COMMON STOCKS (2.9%)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               BROADCASTING & CABLE TV (0.3%)
   45,000      Charter Communications, Inc. "A"*                                                  93
   50,000      Comcast Corp. "A"*                                                              1,053
   30,000      Sinclair Broadcast Group, Inc. "A"                                                361
   20,000      Time Warner Cable, Inc.*                                                          572
                                                                                        ------------
                                                                                               2,079
                                                                                        ------------
               CASINOS & GAMING (0.1%)
    6,000      Harrah's Entertainment, Inc.                                                      529
                                                                                        ------------
               Total Consumer Discretionary                                                    2,608
                                                                                        ------------

               CONSUMER STAPLES (0.2%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
   20,000      Reddy Ice Holdings, Inc.                                                          554
                                                                                        ------------
               Tobacco (0.1%)
   15,000      UST, Inc.                                                                         800
                                                                                        ------------
               Total Consumer Staples                                                          1,354
                                                                                        ------------

               ENERGY (0.1%)
               -------------
               OIL & GAS REFINING & MARKETING (0.1%)
   15,000      Valero Energy Corp.                                                             1,056
                                                                                        ------------

               FINANCIALS (1.1%)
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   20,000      American Capital Strategies, Ltd.                                                 868
                                                                                        ------------
               MULTI-LINE INSURANCE (0.1%)
   15,000      American International Group, Inc.                                                947
                                                                                        ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   30,000      Bank of America Corp.                                                           1,449

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                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                              MARKET
NUMBER OF                                                  COUPON                              VALUE
   SHARES      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------
   10,000      Citigroup, Inc.                                                          $        419
                                                                                        ------------
                                                                                               1,868
                                                                                        ------------
               REGIONAL BANKS (0.0%)
    5,000      City National Corp.                                                               338
                                                                                        ------------
               REITS - OFFICE (0.1%)
   20,600      Maguire Properties, Inc.                                                          561
                                                                                        ------------
               REITS - SPECIALIZED (0.3%)
   10,000      Entertainment Properties Trust                                                    549
   20,000      Strategic Hotel Capital, Inc.                                                     437
   30,000      Sunstone Hotel Investors, Inc.                                                    834
                                                                                        ------------
                                                                                               1,820
                                                                                        ------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
   40,000      Washington Mutual, Inc.                                                         1,115
                                                                                        ------------
               Total Financials                                                                7,517
                                                                                        ------------

               HEALTH CARE (0.3%)
               ------------------
               HEALTH CARE FACILITIES (0.1%)
   20,000      Community Health Systems, Inc.*                                                   658
                                                                                        ------------
               PHARMACEUTICALS (0.2%)
   10,000      Merck & Co., Inc.                                                                 583
   30,000      Pfizer, Inc.                                                                      738
                                                                                        ------------
                                                                                               1,321
                                                                                        ------------
               Total Health Care                                                               1,979
                                                                                        ------------

               INDUSTRIALS (0.1%)
               ------------------
               BUILDING PRODUCTS (0.1%)
   20,000      Masco Corp.                                                                       482
                                                                                        ------------

               MATERIALS (0.2%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
   10,000      Lyondell Chemical Co.                                                             475
                                                                                        ------------
               DIVERSIFIED METALS & MINING (0.0%)
   10,000      Compass Minerals International, Inc.                                              369
                                                                                        ------------
               STEEL (0.1%)
   20,000      Worthington Industries, Inc.                                                      500
                                                                                        ------------
               Total Materials                                                                 1,344
                                                                                        ------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   70,000      Citizens Communications Co.                                                       921
   30,000      Iowa Telecommunication Services, Inc.                                             592
   60,000      Windstream Corp.                                                                  807
                                                                                        ------------
                                                                                               2,320
                                                                                        ------------
               Total Telecommunication Services                                                2,320
                                                                                        ------------

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                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                              MARKET
NUMBER OF                                                  COUPON                              VALUE
   SHARES      SECURITY                                      RATE         MATURITY             (000)
---------------------------------------------------------------------------------------------------

               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
   10,000      Progress Energy, Inc.                                                    $        480
                                                                                        ------------
               MULTI-UTILITIES (0.1%)
   50,000      Energy East Corp.                                                               1,394
                                                                                        ------------
               Total Utilities                                                                 1,874
                                                                                        ------------
               Total Common Stocks (cost: $19,724)                                            20,534
                                                                                        ------------

PRINCIPAL
AMOUNT
$(000)/
SHARES
----------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (4.0%)

               CONSUMER STAPLES (0.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.7%)
   50,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                     perpetual(e)                                                              5,225
                                                                                        ------------

               FINANCIALS (3.0%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
  120,000      Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%,
                     perpetual                                                                 2,629
                                                                                        ------------
               PROPERTY & CASUALTY INSURANCE (0.7%)
   20,000      Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                          2,042
   $3,000      White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual(e)        2,845
                                                                                        ------------
                                                                                               4,887
                                                                                        ------------
               REINSURANCE (0.7%)
    3,000      Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                   2,834
   $2,000      Swiss Re Capital I LP, 6.85%, perpetual(e)                                      2,020
                                                                                        ------------
                                                                                               4,854
                                                                                        ------------
               REITS - OFFICE (0.2%)
   20,000      Maguire Properties, Inc., Series A, 7.625% cumulative redeemable,
                     perpetual                                                                   391
   20,000      Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
                     perpetual                                                                   505
   20,000      SL Green Realty Corp., Series C, 7.625%, perpetual                                501
                                                                                        ------------
                                                                                               1,397
                                                                                        ------------
               REITS - RETAIL (0.1%)
   20,000      Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                    504
                                                                                        ------------
               REITS - SPECIALIZED (0.4%)
   70,000      Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                          1,482
   40,000      Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative redeemable,
                     perpetual                                                                   937
   20,000      Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                        474
                                                                                        ------------
                                                                                               2,893
                                                                                        ------------

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                                 (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                                        MARKET
$(000)/                                                                                        VALUE
SHARES         SECURITY                                                                        (000)
 ----------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
   90,000      Countrywide Capital V, 7.00%, cumulative redeemable, perpetual           $      1,597
   80,000      IndyMac Bank, F.S.B., 8.50%(e)                                                  1,128
   40,000      Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                 1,004
                                                                                        ------------
                                                                                               3,729
                                                                                        ------------
               Total Financials                                                               20,893
                                                                                        ------------

               TELECOMMUNICATION SERVICES (0.3%)
               ----------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   30,000      Crown Castle International Corp., 6.25%, cumulative redeemable,
               perpetual(k)                                                                    1,804
                                                                                        ------------
               Total Preferred Securities (cost: $29,240)                                     27,922
                                                                                        ------------

   NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING & CABLE TV (0.0%)
      250      Ono Finance plc, Equity Value Certificates (acquired 7/16/2001; cost:
                     $0)*(l),(e),(j)                                                              --
                                                                                        ------------
               Total Equity
               Securities (cost: $48,964)                                                     48,456
                                                                                        ------------

PRINCIPAL
   AMOUNT
    (000)
----------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.6%)

               COMMERCIAL PAPER (1.5%)

               MATERIALS (1.5%)
               ----------------
               PAPER PACKAGING (1.5%)
$  10,598      Sonoco Products Co., 5.15%, 11/01/07                                           10,598
                                                                                        ------------

NUMBER OF
   SHARES
----------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
1,000,000      SSgA Prime Money Market Fund,
                     4.95%(m)                                                                  1,000
                                                                                        ------------
               Total Money Market Instruments (cost: $11,598)                                 11,598

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                                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                     MARKET
   AMOUNT                                                                                      VALUE
    (000)      SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (2.9%)

               REPURCHASE AGREEMENTS (2.9%)
$   8,000      Credit Suisse First Boston LLC, 4.82%,
                     acquired on 10/31/2007 and due
                     11/01/2007 at $8,000
                     (collateralized by $8,215 of
                     Federal Home Loan Discount
                     Notes(o), 4.40% - 4.42%(n), due
                     11/1/2007 - 2/19/2008; combined
                     market value $8,164)                                               $      8,000
   12,000      Deutsche Bank Securities, Inc., 4.82%,
                     acquired on 10/31/2007 and due
                     11/01/2007 at $12,000
                     (collateralized by $11,832 of
                     Fannie Mae Notes(o), 5.00%, due
                     5/11/2017; market value $12,241)                                         12,000
                                                                                        ------------
               Total Repurchase Agreements                                                    20,000
                                                                                        ------------

NUMBER OF
   SHARES
----------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.0%)
   93,701      AIM Short-Term Investment Co. Liquid
                     Assets Portfolio, 5.00%(m)                                                   94
                                                                                        ------------
               Total Short-term Investments Purchased With Cash Collateral From
                     Securities Loaned (cost: $20,094)                                        20,094
                                                                                        ------------
               TOTAL INVESTMENTS (COST: $712,452)                                       $    709,452
                                                                                        ============

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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

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                                   (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued

22

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                                   (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $18,718,000.

E. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $13,468,000 and $16,468,000, respectively, resulting in net unrealized depreciation of $3,000,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $701,525,000 at October 31, 2007, and, in total, may not equal 100%. Investments in foreign securities were 17.3% of net assets at October 31, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based

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                                   (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)



upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO DESCRIPTION ABBREVIATIONS
EETC        Enhanced Equipment Trust Certificate
MTN         Medium-Term Note
RB          Revenue Bond
REIT        Real Estate Investment Trust


SPECIFIC NOTES
(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c)  The security or a portion thereof was out on loan as of October 31, 2007.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) At October 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

24

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                                   (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2007 (UNAUDITED)


(h) At October 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $5,243,000, which included when-issued securities of $1,000,000.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2007, was $153,000, which represented less than 0.1% of the Fund's net assets.
(k) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(l) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
(n) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(o) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
  * Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.